SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash balances by geographic area

At October 31, 2021 and 2020, the Company’s cash balances by geographic area were as follows:

Country:	October 31, 2021		October 31, 2020
China	$29,967,246	99.8%	$6,137,469	99.996%
United States	57,126	0.2%	220	0.004%
Total cash	$30,024,372	100.0%	$6,137,689	100.0%

Summary of estimated useful life of property and equipment

Estimated Useful Life
Office equipment and furniture	3 - 5 Years

Summary of revenue based on services

The following table sets forth the Company’s revenue based on services for the periods indicated:

	Years Ended October 31,
	2021	2020	2019
Insurance brokerage services	$2,675,611	$2,954,798	$2,002,217
Insurance related risk management services	115,006	294,546	—
Total revenues	$2,790,617	$3,249,344	$2,002,217

Summary of securities excluded from diluted per share

	Years Ended October 31,
	2021	2020	2019
Stock warrants	3,545,000	—	—
Potentially dilutive securities	3,545,000	—	—